Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Schedule of property, plant and equipment by class of assets

	Land, buildings and improvement	Equipment and other assets (1)	Assets under construction (2)	Exploration and development costs (3)	Right-of-use assets	Total
Balance at December 31, 2025	2,392	52,662	37,120	38,894	36,972	168,040
Cost	4,417	116,063	42,752	77,977	58,273	299,482
Accumulated depreciation and impairment (4)	(2,025)	(63,401)	(5,632)	(39,083)	(21,301)	(131,442)
Additions	2	87	9,160	103	5,678	15,030
Capitalized borrowing costs	−	−	1,340	−	−	1,340
Write-offs	(3)	(21)	(43)	(16)	(33)	(116)
Transfers (5)	19	6,092	(7,391)	2,480	1	1,201
Transfers to assets held for sale	−	−	1	−	−	1
Depreciation, amortization and depletion	(45)	(3,261)	−	(2,664)	(4,535)	(10,505)
Impairment recognition (note 20)	−	(49)	(55)	(45)	(79)	(228)
Impairment reversal (note 20)	1	4	413	−	−	418
Translation adjustment	151	3,202	2,443	2,426	2,291	10,513
Balance at June 30, 2026	2,517	58,716	42,988	41,178	40,295	185,694
Cost	4,713	128,507	48,387	85,582	66,469	333,658
Accumulated depreciation and impairment (4)	(2,196)	(69,791)	(5,399)	(44,404)	(26,174)	(147,964)
Balance at June 30, 2026	2,517	58,716	42,988	41,178	40,295	185,694
Weighted average useful life in years	40 (25 to 50) (except land)	20 (3 to 31)		Units of production method	8 (2 to 47)

Balance at December 31, 2024	2,485	45,807	24,384	35,921	27,688	136,285
Cost	3,895	96,963	30,321	67,357	42,366	240,902
Accumulated depreciation and impairment (4)	(1,410)	(51,156)	(5,937)	(31,436)	(14,678)	(104,617)
Additions	−	21	7,472	74	8,367	15,934
Decommissioning costs - Additions to / review of estimates	−	−	−	6	−	6
Capitalized borrowing costs	−	−	911	−	−	911
Write-offs	(1)	(27)	(290)	(4)	(14)	(336)
Transfers (5)	103	2,489	(3,438)	1,466	−	620
Transfers to assets held for sale	−	(1)	−	−	−	(1)
Depreciation, amortization and depletion	(49)	(2,641)	−	(2,157)	(3,498)	(8,345)
Impairment recognition (note 20)	(3)	(116)	(17)	(10)	(84)	(230)
Impairment reversal (note 20)	−	4	−	−	−	4
Translation adjustment	339	6,168	3,507	4,766	3,999	18,779
Balance at June 30, 2025	2,874	51,704	32,529	40,062	36,458	163,627
Cost	4,503	112,058	39,137	78,019	55,814	289,531
Accumulated depreciation and impairment (4)	(1,629)	(60,354)	(6,608)	(37,957)	(19,356)	(125,904)
(1) Composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(2) See note 8 for assets under construction by operating segment.
(3) Composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas, except for assets under "Equipment and other assets".
(4) In the case of land and assets under construction, refers only to impairment losses.
(5) Mainly includes transfers between classes of assets and transfers from Prepayments.

Schedule of useful life of assets

Asset	Weighted average useful life in years
Buildings and improvement	37 (between 25 and 50)
Equipment and other assets	24 (between 1 to 31) - except assets by the units of production method
Exploration and development costs	Units of production method or 20 years
Right-of-use	13 (between 1 and 50)

Schedule of right-of-use assets

	Platforms	Vessels	Properties	Total
Cost	31,412	31,608	3,449	66,469
Accumulated depreciation and impairment	(8,306)	(16,526)	(1,342)	(26,174)
Balance at June 30, 2026	23,106	15,082	2,107	40,295
Cost	28,617	26,632	3,024	58,273
Accumulated depreciation and impairment	(6,692)	(13,593)	(1,016)	(21,301)
Balance at December 31, 2025	21,925	13,039	2,008	36,972

Schedule of estimate of amounts relating to the execution

	Jan-Jun/2026	Jan-Jun/2025
Opening balance, net	409	577
Additions (write-offs) of assets	(35)	(353)
Other (income) and expenses	21	676
Indexation charges	(27)	−
Payments made	(161)	−
Cash inflow	595	−
Translation adjustments	30	97
Closing balance, net	832	997